Financial Instruments - Carrying Amounts and Fair Value of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Carrying amount	¥ 272,300	¥ 247,218
Long-term debt [member]
Disclosure of financial liabilities [line items]
Carrying amount	36,495	45,991
Fair value	¥ 35,780	¥ 44,968